Investment Objectives and Goals	Oct. 22, 2026
MIDAS DISCOVERY | MIDAS DISCOVERY
Prospectus [Line Items]
Risk/Return [Heading]	MIDAS DISCOVERY
MIDAS SPECIAL OPPORTUNITIES | MIDAS SPECIAL OPPORTUNITIES
Prospectus [Line Items]
Risk/Return [Heading]	MIDAS SPECIAL OPPORTUNITIES